Borrowings - Core Structural Borrowings (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Jul. 10, 2023 EUR (€)	Jan. 20, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings	$ 3,933				$ 4,261			$ 6,127	$ 6,633
US$750m 4.875% Notes
Borrowings
Borrowings	750				750
Notional amount	$ 750				$ 750
Borrowings, interest rate	4.875%	4.875%			4.875%	4.875%	4.875%
EUR20m Medium Term Notes 2023
Borrowings
Borrowings					$ 21
Notional amount | €			€ 20			€ 20
GBP435m 6.125% Notes 2031
Borrowings
Borrowings	$ 551				$ 520
Notional amount | £		£ 435					£ 435
Borrowings, interest rate	6.125%	6.125%			6.125%	6.125%	6.125%
US$1,000m 2.95% Notes 2033
Borrowings
Borrowings	$ 996				$ 995
Notional amount	$ 1,000				$ 1,000
Borrowings, interest rate	2.95%	2.95%			2.95%	2.95%	2.95%
Senior debt: GBP300m 6.875% Bonds 2023
Borrowings
Borrowings					$ 361
Notional amount | £				£ 300			£ 300
Borrowings, interest rate					6.875%	6.875%	6.875%
Senior debt: GBP250m 5.875% Bonds 2029
Borrowings
Borrowings	$ 301				$ 281
Notional amount | £		£ 250					£ 250
Borrowings, interest rate	5.875%	5.875%			5.875%	5.875%	5.875%
Senior debt: US$1,000m 3.125% Notes 2030
Borrowings
Borrowings	$ 988				$ 987
Notional amount	$ 1,000				$ 1,000
Borrowings, interest rate	3.125%	3.125%			3.125%	3.125%	3.125%
Senior debt; US$350m 3.625% Notes 2032
Borrowings
Borrowings	$ 347				$ 346
Notional amount	$ 350				$ 350
Borrowings, interest rate	3.625%	3.625%			3.625%	3.625%	3.625%